COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 06, 2024	Oct. 23, 2023	Oct. 02, 2023	Aug. 31, 2023	Aug. 10, 2023	Aug. 06, 2023	Apr. 04, 2022	Nov. 30, 2021	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2023	Nov. 14, 2022
Product Liability Contingency [Line Items]
Operating lease expense												$ 701,550	$ 550,634	$ 1,192,184	$ 863,824
Weighted average remaining lease term									2 years 4 months 24 days			2 years 4 months 24 days		3 years
Weighted average discount rate									3.00%			3.00%		3.00%
Number of shares issued value									$ 617,279	$ 1,110,000	$ 1,512,260			$ 1,512,260	$ 2,904,160
Exercise price warrants														$ 11.50
Ownership percentage																5.00%
Common stock, par value					$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Prepayment fee						$ 625,000
Volume weighted average price	$ 6.00
Gross proceeds												$ 1,727,279	$ 1,588,695	$ 2,829,395	$ 3,000,760
Share price														$ 2.58	$ 17.47
Stock issued during period value purchase of assets														$ 1,221,945
Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued									2,200,000	1,000,000	65,960			65,960	121,323
Number of shares issued value									$ 220	$ 100	$ 7			$ 7	$ 12
Common stock, par value					$ 0.0001				$ 0.0001			$ 0.0001
Stock issued during period value purchase of assets														50
Series A1 Preferred Shares [Member]
Product Liability Contingency [Line Items]
Cumulative preferred stock dividends												$ 106,042		$ 46,587
Lease Agreement [Member]
Product Liability Contingency [Line Items]
Liquidity reserve							$ 500,000	$ 500,000
Arrangement fee								70,500
Lease Agreement [Member] | Maintenance [Member]
Product Liability Contingency [Line Items]
Liquidity reserve							$ 690,000	$ 690,000
Share Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Sale of stock value												$ 40,000,000
Number of shares issued												3,200,000		40,000,000
Number of shares issued value												$ 1,700,000
Commitment fee												$ 800,000		$ 800,000
Purchase of warrants									2,179,447			2,179,447		2,179,447
Exercise price warrants									$ 8.60			$ 8.60		$ 8.40
Warrants and rights outstanding term									3 years			3 years		3 years
Share Purchase Agreement [Member] | Series B Preferred Stock [Member]
Product Liability Contingency [Line Items]
Exercise price warrants									$ 5.81			$ 5.81
Registration Rights Agreement [Member]
Product Liability Contingency [Line Items]
Debt instrument periodic payment		$ 10,000
Debt instrument fee amount		$ 300,000							$ 300,000			$ 300,000		$ 300,000
Warrant Amendment Agreement [Member]
Product Liability Contingency [Line Items]
Ownership percentage		4.99%
Common stock, par value		$ 0.0001
Forward Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Number of shares issued						663,556
Number of shares issued value						$ 6,805,651
Number of shares issued						1,186,952
Prepayment fee						$ 1,250,000
Proceeds from sales of initial shortfall, percentage						100.00%
Proceeds from sales of future shortfall paid to counterparty, percentage						100.00%
Purchase of shares						50,000
Number of shares as per agreement						861,312
Purchase of shares						613,556
Purchase of shares						247,756
Business combination						$ 7,400,000
Reduction in remaining number of recycled shares			296,518	296,518
Increase in number of shares issued			994,645	994,645
Settlement price per share												$ 2.00
Gross proceeds														921,945
Share price						$ 6.00
Stock issued during period value purchase of assets														$ 1,221,945
Forward Purchase Agreement [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Proceeds from sales of initial shortfall, percentage												9.90%
Forward Purchase Agreement [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued			275,000	275,000
Forward Purchase Agreement [Member] | Oxbridge Shares [Member]
Product Liability Contingency [Line Items]
Ownership percentage						9.90%
Forward Purchase Agreement [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Common stock, par value						$ 0.0001
FPA Funding Amount PIPE Subscription Agreement [Member]
Product Liability Contingency [Line Items]
Number of shares issued						247,756
share price per share						$ 10.00
Sale of stock, consideration received on transaction			548,127	548,127		1,186,952
Future shortfall amount			$ 550,000	$ 550,000
Reduction in prepayment shortfall			1,175,000	1,175,000
Maxim Settlement Agreement [Member]
Product Liability Contingency [Line Items]
Number of shares issued					270,000
Gross proceeds					$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares					15.00%
Percentage of proceeds used for redeem of preferred shares					15.00%
Maxim Settlement Agreement [Member] | Series A Preferred Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued					1,127
Number of shares issued value					$ 1,127,000
Sponsor Settlement Agreement [Member] | Sponsor [Member]
Product Liability Contingency [Line Items]
Gross proceeds					$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares					15.00%
Sponsor Settlement Agreement [Member] | Sponsor [Member] | Promissory Note [Member]
Product Liability Contingency [Line Items]
Debt instrument face amount																	$ 575,000
Sponsor Settlement Agreement [Member] | Series A1 Preferred Shares [Member]
Product Liability Contingency [Line Items]
Number of shares issued					575
Amendment Forward Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Future shortfall amount			550,000	550,000
Reduction in prepayment shortfall			$ 1,175,000	$ 1,175,000
FPA Funding Amount PIPE Subscription Agreements [Member]
Product Liability Contingency [Line Items]
Sale of stock, consideration received on transaction						1,186,952